Shareholder Report		12 Months Ended
	Sep. 01, 2023	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key		0000793597
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000014890
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Class A
Trading Symbol		SGQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.17%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.17%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	19.04%	6.17%	4.55%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	12.19%	4.92%	3.93%
MSCI All Country World ex USA Index	18.21%	7.56%	4.42%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 473,323,842
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 2,743,211
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	473,323,842
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	2,743,211

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	20%
Financials	20%
Health Care	17%
Industrials	15%
Consumer Discretionary	7%
Communication Services	6%
Consumer Staples	6%
Energy	4%
Materials	2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.23% to 1.17%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.23% to 1.17%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014893
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Class C
Trading Symbol		SGQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.93%

Gross expense ratio as of the latest prospectus: 2.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 211
Expense Ratio, Percent		1.93%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	18.17%	5.35%	3.76%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	17.17%	5.35%	3.76%
MSCI All Country World ex USA Index	18.21%	7.56%	4.42%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 473,323,842
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 2,743,211
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	473,323,842
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	2,743,211

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	20%
Financials	20%
Health Care	17%
Industrials	15%
Consumer Discretionary	7%
Communication Services	6%
Consumer Staples	6%
Energy	4%
Materials	2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.98% to 1.92%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.98% to 1.92%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014895
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Class S
Trading Symbol		SCOBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$101	0.92%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.92%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	19.34%	6.48%	4.84%
MSCI All Country World ex USA Index	18.21%	7.56%	4.42%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 473,323,842
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 2,743,211
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	473,323,842
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	2,743,211

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	20%
Financials	20%
Health Care	17%
Industrials	15%
Consumer Discretionary	7%
Communication Services	6%
Consumer Staples	6%
Energy	4%
Materials	2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.98% to 0.92%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.98% to 0.92%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000070264
Shareholder Report [Line Items]
Fund Name		DWS International Growth Fund
Class Name		Institutional Class
Trading Symbol		SGQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.92%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.92%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	19.32%	6.48%	4.87%
MSCI All Country World ex USA Index	18.21%	7.56%	4.42%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 473,323,842
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 2,743,211
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	473,323,842
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	2,743,211

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	20%
Financials	20%
Health Care	17%
Industrials	15%
Consumer Discretionary	7%
Communication Services	6%
Consumer Staples	6%
Energy	4%
Materials	2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class Institutional shares changed from 0.98% to 0.92%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class Institutional shares changed from 0.98% to 0.92%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.